Schedules of Investments ─ IQ Candriam ESG International Equity ETF

January 31, 2020 (unaudited)

	Shares	Value
Common Stocks — 99.5%
Australia - 8.4%
Alumina Ltd.	2,682	$3,914
AMP Ltd.	3,626	4,430
APA Group	1,269	9,625
ASX Ltd.	198	11,356
Australia & New Zealand Banking Group Ltd.	2,977	51,318
BHP Group Ltd.	3,112	82,083
BHP Group PLC	2,173	47,544
BlueScope Steel Ltd.	549	5,237
Boral Ltd.	1,260	4,201
Brambles Ltd.	1,654	13,985
Caltex Australia Ltd.	252	5,800
Coca-Cola Amatil Ltd.	540	4,331
Cochlear Ltd.	61	9,844
Computershare Ltd.	504	6,070
CSL Ltd.	476	99,437
Dexus	1,179	10,040
Fortescue Metals Group Ltd.	1,593	12,147
Goodman Group	1,688	16,826
GPT Group (The)	2,088	8,387
Insurance Australia Group Ltd.	2,443	11,579
Lendlease Group	603	7,315
Macquarie Group Ltd.	370	35,859
Mirvac Group	4,221	9,608
National Australia Bank Ltd.	3,046	52,732
Newcrest Mining Ltd.	812	16,052
Orica Ltd.	378	5,777
QBE Insurance Group Ltd.	1,379	12,694
Ramsay Health Care Ltd.	162	8,589
REA Group Ltd.	54	4,125
Rio Tinto Ltd.	388	25,655
Rio Tinto PLC	1,133	60,995
Santos Ltd.	2,007	11,676
Sonic Healthcare Ltd.	474	10,049
Stockland	2,412	7,944
Suncorp Group Ltd.	1,332	11,467
Telstra Corp. Ltd.	12,529	32,208
Transurban Group	2,871	30,175
Treasury Wine Estates Ltd.	774	6,752
Vicinity Centres	2,772	4,714
Wesfarmers Ltd.	1,187	35,926
Westpac Banking Corp.	3,665	61,633
Woodside Petroleum Ltd.	999	23,227
Woolworths Group Ltd.	1,328	37,197

Total Australia		930,523

Austria - 0.2%
ANDRITZ AG	72	2,837
OMV AG	237	11,816
Raiffeisen Bank International AG	144	3,287
Telekom Austria AG*	144	1,157
Verbund AG	72	3,808
voestalpine AG	126	3,061

Total Austria		25,966

Belgium - 0.5%
Ackermans & van Haaren NV	24	3,843
KBC Group NV	296	21,735
Solvay SA	78	8,086
Telenet Group Holding NV	45	2,093
UCB SA	127	11,693
Umicore SA	207	9,536

Total Belgium		56,986

Chile - 0.0%(a)
Antofagasta PLC	369	3,999

China - 0.6%
China Gas Holdings Ltd.	2,043	8,104
CSPC Pharmaceutical Group Ltd.	5,073	11,302
Fosun International Ltd.	2,673	3,587
Geely Automobile Holdings Ltd.	5,337	8,619
Prosus NV*	435	31,445
Shimao Property Holdings Ltd.	1,080	3,526

Total China		66,583

Colombia - 0.0%(a)
Millicom International Cellular SA	99	4,677

Denmark - 2.4%
AP Moller - Maersk A/S, Class A	3	3,381
AP Moller - Maersk A/S, Class B	7	8,400
Carlsberg A/S, Class B	108	15,798
Chr Hansen Holding A/S	104	7,755
Coloplast A/S, Class B	131	16,532
Danske Bank A/S	684	11,452
DSV PANALPINA A/S	245	26,653
Genmab A/S*	68	15,706
Novo Nordisk A/S, Class B	1,782	109,007
Novozymes A/S, Class B	218	11,376
Orsted A/S‡	176	19,210
Vestas Wind Systems A/S	205	20,453

Total Denmark		265,723

Finland - 1.4%
Elisa OYJ	153	9,214
Fortum OYJ	447	10,829
Huhtamaki OYJ	93	4,142
Kone OYJ, Class B	372	24,018
Metso OYJ	135	4,804
Neste OYJ	416	16,541
Nokia OYJ	5,949	23,203
Nordea Bank Abp	3,223	25,448
Orion OYJ, Class B	88	4,161
Sampo OYJ, Class A	475	21,514
Stora Enso OYJ, Class R	594	7,741
Wartsila OYJ Abp	567	6,959

Total Finland		158,574

France - 11.4%
Accor SA	188	7,715
Air Liquide SA	501	72,594
Amundi SA‡	68	5,520
AXA SA	2,374	63,351
BNP Paribas SA	1,206	64,212
Bouygues SA	308	12,196
Capgemini SE	158	19,672
Carrefour SA	594	10,075
Cie de Saint-Gobain	556	21,094
Cie Generale des Etablissements Michelin	182	21,178
CNP Assurances	153	2,759
Credit Agricole SA	1,350	18,297
Danone SA	639	51,269

Schedules of Investments ─ IQ Candriam ESG International Equity ETF (continued)

January 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
France (continued)
Dassault Systemes SE	141	$24,485
Engie SA	1,922	33,142
EssilorLuxottica SA	304	45,228
Kering SA	79	48,589
Klepierre SA	236	8,037
Legrand SA	276	22,145
L'Oreal SA	259	72,301
LVMH Moet Hennessy Louis Vuitton SE	279	122,222
Natixis SA	999	4,232
Orange SA	2,162	30,680
Pernod Ricard SA	180	31,218
Peugeot SA	594	12,250
Publicis Groupe SA	225	9,981
Renault SA	207	8,085
Sanofi	1,126	108,499
Schneider Electric SE	574	57,580
Societe Generale SA	837	27,108
Sodexo SA	88	9,226
TOTAL SA	2,771	135,561
Unibail-Rodamco-Westfield	146	19,836
Vinci SA	595	66,070

Total France		1,266,407

Germany - 8.7%
adidas AG	194	61,444
Allianz SE	448	107,164
BASF SE	972	65,783
Bayerische Motoren Werke AG	338	24,100
Beiersdorf AG	104	11,802
Commerzbank AG	1,071	6,172
Continental AG	115	13,119
Covestro AG‡	180	7,610
Daimler AG	839	38,869
Deutsche Bank AG	2,047	18,792
Deutsche Boerse AG	191	31,126
Deutsche Lufthansa AG	513	7,862
Deutsche Post AG	1,040	36,391
Deutsche Telekom AG	3,433	55,568
Deutsche Wohnen SE	380	16,087
Fresenius Medical Care AG & Co. KGaA	225	17,379
Fresenius SE & Co. KGaA	435	22,235
Hannover Rueck SE	63	12,253
Henkel AG & Co. KGaA	108	9,994
Infineon Technologies AG	1,322	28,680
Knorr-Bremse AG	45	4,913
Merck KGaA	137	17,596
Muenchener Rueckversicherungs-Gesellschaft AG	153	45,152
SAP SE	1,064	138,925
Siemens AG*	854	105,656
Symrise AG	135	13,904
Talanx AG	54	2,698
Vonovia SE	574	32,785
Zalando SE‡*	156	7,508

Total Germany		961,567

Hong Kong - 2.9%
AIA Group Ltd.	12,788	128,046
ASM Pacific Technology Ltd.	324	4,427
Bank of East Asia Ltd. (The)	2,016	4,372
Cathay Pacific Airways Ltd.	639	810
CK Infrastructure Holdings Ltd.	657	4,611
Haier Electronics Group Co. Ltd.	1,266	3,840
Hang Lung Properties Ltd.	1,998	4,210
Hang Seng Bank Ltd.	766	15,606
Henderson Land Development Co., Ltd.	1,413	6,405
HKT Trust & HKT Ltd.	3,672	5,505
Hong Kong & China Gas Co., Ltd.	10,423	20,081
Hong Kong Exchanges and Clearing Ltd.	1,254	41,795
Kerry Properties Ltd.	639	1,798
Link REIT	2,216	22,546
MTR Corp. Ltd.	1,620	9,159
NWS Holdings Ltd.	1,503	1,947
Sino Biopharmaceutical Ltd.	6,795	9,118
Sun Art Retail Group Ltd.	1,845	2,203
Sun Hung Kai Properties Ltd.	1,531	21,551
Swire Pacific Ltd., Class A	531	4,708
Swire Pacific Ltd., Class B	954	1,359
Swire Properties Ltd.	1,134	3,549
WH Group Ltd.‡	9,280	8,916

Total Hong Kong		326,562

Ireland - 0.5%
CRH PLC	838	31,549
Kingspan Group PLC	147	9,066
Smurfit Kappa Group PLC	252	8,736

Total Ireland		49,351

Israel - 0.4%
Bank Hapoalim BM	1,187	10,240
Bank Leumi Le-Israel BM	1,559	11,270
Check Point Software Technologies Ltd.*	128	14,632
Israel Chemicals Ltd.	747	3,165
Mizrahi Tefahot Bank Ltd.	198	5,415

Total Israel		44,722

Italy - 2.5%
Assicurazioni Generali SpA	1,109	21,624
Banca Mediolanum SpA	288	2,601
DiaSorin SpA	27	3,321
Enel SpA	8,223	71,580
Eni SpA	2,654	37,229
FinecoBank Banca Fineco SpA	645	7,559
Hera SpA	794	3,609
Infrastrutture Wireless Italiane SpA‡	254	2,639
Intesa Sanpaolo SpA	15,835	39,405
Moncler SpA	189	8,169
Poste Italiane SpA‡	504	5,781
Prysmian SpA	270	6,008
Snam SpA	2,133	11,434
Telecom Italia SpA*	10,675	5,759
Telecom Italia SpA-RSP	6,498	3,421
Terna Rete Elettrica Nazionale SpA	1,521	10,612
UniCredit SpA	2,293	30,702

Total Italy		271,453

Japan - 22.6%
Advantest Corp.	207	11,211
Aeon Co., Ltd.	740	15,386
AEON Financial Service Co., Ltd.	109	1,741
AGC, Inc.	207	7,171
Air Water, Inc.	171	2,400
Aisin Seiki Co., Ltd.	171	5,830
Ajinomoto Co., Inc.	572	9,526
Asics Corp.	198	2,948

Schedules of Investments ─ IQ Candriam ESG International Equity ETF (continued)

January 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Astellas Pharma, Inc.	1,977	$35,578
Benesse Holdings, Inc.	91	2,531
Bridgestone Corp.	600	21,595
Brother Industries Ltd.	261	5,209
Canon, Inc.	1,099	29,268
Casio Computer Co., Ltd.	234	4,424
Central Japan Railway Co.	180	35,847
Chugai Pharmaceutical Co., Ltd.	222	23,074
Daiichi Sankyo Co., Ltd.	654	44,899
Daikin Industries Ltd.	272	39,237
Daito Trust Construction Co., Ltd.	68	8,096
Daiwa House Industry Co., Ltd.	636	20,309
Daiwa House REIT Investment Corp.	2	5,342
Daiwa Securities Group, Inc.	1,567	8,083
DeNA Co., Ltd.	117	1,938
Denso Corp.	467	19,570
East Japan Railway Co.	358	32,039
Eisai Co., Ltd.	286	21,978
FANUC Corp.	201	37,683
Fast Retailing Co., Ltd.	57	31,207
Fuji Electric Co., Ltd.	135	4,098
FUJIFILM Holdings Corp.	404	20,441
Fujitsu Ltd.	200	21,433
Hakuhodo DY Holdings, Inc.	234	3,403
Hino Motors Ltd.	279	2,667
Hitachi Chemical Co., Ltd.	108	4,579
Hitachi High-Technologies Corp.	69	5,042
Hitachi Ltd.	996	38,871
Hitachi Metals Ltd.	216	3,392
Honda Motor Co., Ltd.	1,733	45,266
Hulic Co., Ltd.	405	4,985
Idemitsu Kosan Co., Ltd.	234	5,970
ITOCHU Corp.	1,491	35,327
J Front Retailing Co., Ltd.	270	3,313
Japan Exchange Group, Inc.	559	10,233
Japan Retail Fund Investment Corp.	2	4,275
JFE Holdings, Inc.	558	6,770
JTEKT Corp.	243	2,655
Kao Corp.	497	40,270
KDDI Corp.	1,716	51,788
Keikyu Corp.	243	4,542
Keio Corp.	117	6,779
Keisei Electric Railway Co., Ltd.	162	5,934
Kikkoman Corp.	153	7,580
Kintetsu Group Holdings Co., Ltd.	192	10,221
Kirin Holdings Co., Ltd.	884	19,677
Koito Manufacturing Co., Ltd.	126	5,598
Komatsu Ltd.	989	22,511
Konica Minolta, Inc.	513	3,218
Kose Corp.	34	4,621
Kubota Corp.	1,221	19,607
Kuraray Co., Ltd.	360	4,434
Kyocera Corp.	345	23,154
Kyowa Kirin Co., Ltd.	261	6,227
Lion Corp.	261	5,038
Makita Corp.	254	9,972
Marui Group Co., Ltd.	216	5,068
Mazda Motor Corp.	621	5,351
Mitsubishi Chemical Holdings Corp.	1,439	10,621
Mitsubishi Estate Co., Ltd.	1,277	25,355
Mitsubishi UFJ Lease & Finance Co., Ltd.	531	3,400
Mitsui Chemicals, Inc.	189	4,281
Mitsui OSK Lines Ltd.	117	2,903
MS&AD Insurance Group Holdings, Inc.	503	16,972
Murata Manufacturing Co., Ltd.	655	38,242
Nabtesco Corp.	117	3,487
NEC Corp.	263	11,939
NGK Insulators Ltd.	333	5,705
NGK Spark Plug Co., Ltd.	207	3,718
NH Foods Ltd.	108	4,808
Nidec Corp.	267	34,587
Nikon Corp.	387	4,781
Nintendo Co., Ltd.	124	46,644
Nippon Paint Holdings Co., Ltd.	185	9,012
Nippon Prologis REIT, Inc.	2	5,757
Nippon Telegraph & Telephone Corp.	2,394	61,548
Nippon Yusen K.K.	162	2,652
Nissan Motor Co., Ltd.	2,477	13,701
Nisshin Seifun Group, Inc.	252	4,366
Nitori Holdings Co., Ltd.	84	13,164
Nitto Denko Corp.	163	9,309
NOK Corp.	90	1,232
Nomura Real Estate Holdings, Inc.	126	3,145
Nomura Research Institute Ltd.	396	8,842
NSK Ltd.	495	4,252
NTT Data Corp.	675	9,684
NTT DOCOMO, Inc.	1,196	34,285
Obayashi Corp.	678	7,588
Odakyu Electric Railway Co., Ltd.	350	7,866
Oji Holdings Corp.	972	5,076
Omron Corp.	208	12,301
Oracle Corp. Japan	36	3,169
Oriental Land Co., Ltd.	208	27,366
ORIX Corp.	1,352	23,177
Otsuka Holdings Co., Ltd.	421	19,084
Pan Pacific International Holdings Corp.	442	7,206
Panasonic Corp.	2,333	23,721
Pola Orbis Holdings, Inc.	90	1,990
Rakuten, Inc.	864	6,824
Recruit Holdings Co., Ltd.	1,269	50,392
Resona Holdings, Inc.	2,347	9,872
Ricoh Co., Ltd.	747	8,677
Rinnai Corp.	36	2,617
Rohm Co., Ltd.	96	7,130
Santen Pharmaceutical Co., Ltd.	396	7,512
SBI Holdings, Inc.	234	5,566
Secom Co., Ltd.	222	19,895
Sekisui Chemical Co., Ltd.	432	7,346
Sekisui House Ltd.	648	14,116
Seven Bank Ltd.	639	1,934
Sharp Corp.	216	3,033
Shimamura Co., Ltd.	27	2,058
Shimano, Inc.	81	12,600
Shimizu Corp.	613	6,408
Shinsei Bank Ltd.	230	3,586
Shionogi & Co., Ltd.	324	19,625
Shiseido Co., Ltd.	410	26,809
Shizuoka Bank Ltd. (The)	540	3,871
SoftBank Group Corp.	1,586	66,200
Sompo Holdings, Inc.	351	13,385
Sony Corp.	1,299	92,501
Square Enix Holdings Co., Ltd.	91	4,517
Stanley Electric Co., Ltd.	153	4,032
Sumitomo Chemical Co., Ltd.	1,710	7,447
Sumitomo Dainippon Pharma Co., Ltd.	171	3,002
Sumitomo Electric Industries Ltd.	781	10,665
Sumitomo Heavy Industries Ltd.	126	3,408
Sumitomo Metal Mining Co., Ltd.	252	7,356

Schedules of Investments ─ IQ Candriam ESG International Equity ETF (continued)

January 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Sumitomo Mitsui Trust Holdings, Inc.	312	$11,753
Sumitomo Rubber Industries Ltd.	189	2,119
Suntory Beverage & Food Ltd.	135	5,786
Suzuken Co., Ltd.	72	2,813
Sysmex Corp.	150	10,929
Taiheiyo Cement Corp.	126	3,469
Taisei Corp.	203	8,260
Taiyo Nippon Sanso Corp.	171	3,813
Takashimaya Co., Ltd.	162	1,759
Takeda Pharmaceutical Co., Ltd.	1,631	63,609
TDK Corp.	133	14,566
Teijin Ltd.	198	3,608
Terumo Corp.	739	27,164
THK Co., Ltd.	126	3,274
Tobu Railway Co., Ltd.	216	7,712
Toho Gas Co., Ltd.	93	3,642
Tokio Marine Holdings, Inc.	675	37,273
Tokyo Electron Ltd.	159	35,941
Tokyu Corp.	628	11,194
Toppan Printing Co., Ltd.	288	5,835
Toshiba Corp.	468	15,113
TOTO Ltd.	162	6,763
Toyo Suisan Kaisha Ltd.	90	3,820
Toyoda Gosei Co., Ltd.	72	1,675
Toyota Boshoku Corp.	63	931
Toyota Industries Corp.	162	8,968
Toyota Motor Corp.	2,394	169,017
Trend Micro, Inc.	140	7,440
Unicharm Corp.	385	13,399
United Urban Investment Corp.	3	5,378
West Japan Railway Co.	189	16,172
Yakult Honsha Co., Ltd.	126	6,452
Yamada Denki Co., Ltd.	693	3,523
Yamaha Corp.	180	9,400
Yamaha Motor Co., Ltd.	305	5,803
Yamato Holdings Co., Ltd.	369	6,043
Yaskawa Electric Corp.	263	9,403
Yokogawa Electric Corp.	261	4,662
Z Holdings Corp.	2,747	11,101
ZOZO, Inc.	207	3,482

Total Japan		2,510,814

Mexico - 0.0%(a)
Fresnillo PLC	198	1,729

Netherlands - 3.2%
ABN AMRO Bank NV‡	477	8,310
Akzo Nobel NV	194	18,339
ASML Holding NV	437	123,129
Heineken NV	199	21,683
ING Groep NV	4,125	44,913
Koninklijke DSM NV	180	22,002
Koninklijke Philips NV	955	43,815
NN Group NV	316	10,996
NXP Semiconductors NV	294	37,297
Randstad NV	126	7,255
Wolters Kluwer NV	286	21,527

Total Netherlands		359,266

New Zealand - 0.2%
Contact Energy Ltd.	774	3,727
Fletcher Building Ltd.	909	3,265
Mercury NZ Ltd.	657	2,228
Meridian Energy Ltd.	1,350	4,670
Ryman Healthcare Ltd.	432	4,610
Spark New Zealand Ltd.	1,941	5,853

Total New Zealand		24,353

Norway - 0.8%
DNB ASA	1,097	19,262
Equinor ASA	1,131	20,509
Mowi ASA	475	11,347
Norsk Hydro ASA	1,431	4,504
Orkla ASA	801	7,734
Storebrand ASA	495	3,807
Telenor ASA	678	12,280
TGS NOPEC Geophysical Co. ASA	108	2,754
TOMRA Systems ASA	117	3,452
Yara International ASA	176	6,404

Total Norway		92,053

Portugal - 0.2%
EDP - Energias de Portugal SA	2,268	11,371
Jeronimo Martins SGPS SA	297	5,116

Total Portugal		16,487

Singapore - 1.5%
Ascendas Real Estate Investment Trust	3,150	7,270
CapitaLand Commercial Trust	2,826	4,265
CapitaLand Ltd.	2,636	6,991
CapitaLand Mall Trust	2,655	4,902
City Developments Ltd.	630	4,893
ComfortDelGro Corp. Ltd.	2,331	3,706
DBS Group Holdings Ltd.	1,891	35,149
Jardine Cycle & Carriage Ltd.	108	2,312
Keppel Corp. Ltd.	1,468	7,184
Oversea-Chinese Banking Corp. Ltd.	3,888	30,850
Singapore Exchange Ltd.	829	5,284
Singapore Press Holdings Ltd.	1,719	2,544
Singapore Telecommunications Ltd.	8,182	19,782
Suntec Real Estate Investment Trust	1,899	2,560
United Overseas Bank Ltd.	1,504	28,275
UOL Group Ltd.	576	3,368

Total Singapore		169,335

South Africa - 0.0%(a)
Investec PLC	720	3,979

Spain - 3.2%
Amadeus IT Group SA	456	35,788
Banco Bilbao Vizcaya Argentaria SA	7,042	36,433
Banco Santander SA	17,335	68,275
Cellnex Telecom SA‡*	304	15,133
Ferrovial SA	495	15,722
Iberdrola SA	6,498	71,075
Industria de Diseno Textil SA	1,171	39,411
Mapfre SA	1,044	2,675
Red Electrica Corp. SA	459	9,174
Repsol SA	1,494	20,638
Siemens Gamesa Renewable Energy SA	234	3,735
Telefonica SA	5,145	34,831

Total Spain		352,890

Schedules of Investments ─ IQ Candriam ESG International Equity ETF (continued)

January 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
Sweden - 3.3%
AAK AB	178	$3,344
Alfa Laval AB	314	7,851
Assa Abloy AB, B Shares	972	23,124
Atlas Copco AB, A Shares	719	25,512
Atlas Copco AB, B Shares	411	12,792
Boliden AB	288	6,851
Castellum AB	207	5,081
Electrolux AB, Series B	270	6,406
Elekta AB, B Shares	351	4,020
Epiroc AB, A Shares	865	10,024
Epiroc AB, B Shares	405	4,584
Essity AB, B Shares	628	19,937
Fabege AB	270	4,632
Hennes & Mauritz AB, B Shares	829	18,204
ICA Gruppen AB	90	3,957
Industrivarden AB, A Shares	162	3,920
Industrivarden AB, C Shares	180	4,245
Investor AB, A Shares	140	7,640
Investor AB, B Shares	482	26,414
Kinnevik AB, B Shares	234	5,652
Nibe Industrier AB, B Shares	459	7,957
Sandvik AB	1,167	21,327
Securitas AB, B Shares	333	5,243
Skandinaviska Enskilda Banken AB, A Shares	1,701	16,808
Skanska AB, B Shares	414	9,578
SKF AB, B Shares	439	8,048
SSAB AB, A Shares	216	665
SSAB AB, B Shares	621	1,791
Svenska Cellulosa AB SCA, B Shares	630	6,309
Swedbank AB, A Shares	1,041	16,011
Tele2 AB, B Shares	504	7,603
Telefonaktiebolaget LM Ericsson, B Shares	3,251	25,553
Volvo AB, A Shares	225	3,861
Volvo AB, B Shares	1,565	26,839

Total Sweden		361,783

Switzerland - 9.5%
ABB Ltd.	2,003	46,750
Alcon, Inc.*	518	30,582
Cie Financiere Richemont SA	547	40,064
Credit Suisse Group AG*	2,471	31,296
Geberit AG	38	20,063
Givaudan SA	8	26,378
Kuehne + Nagel International AG	59	9,543
Nestle SA	3,148	347,228
Roche Holding AG	27	8,959
Roche Holding AG	744	250,173
Schindler Holding AG - Participating Certificate	43	11,120
Schindler Holding AG - Registered	18	4,479
SGS SA	6	17,363
Sika AG	142	25,545
STMicroelectronics NV*	678	19,002
Swiss Re AG	298	33,679
Swisscom AG	27	14,826
UBS Group AG*	3,841	47,791
Zurich Insurance Group AG	158	65,644

Total Switzerland		1,050,485

United Kingdom - 14.9%
3i Group PLC	1,015	14,778
Admiral Group PLC	243	7,236
Ashtead Group PLC	484	15,663
Associated British Foods PLC	380	13,154
AstraZeneca PLC	1,388	135,834
Auto Trader Group PLC‡	936	6,934
AVEVA Group PLC	65	4,214
Aviva PLC	4,145	21,768
Barratt Developments PLC	1,074	11,366
Berkeley Group Holdings PLC	126	8,703
British Land Co. PLC (The)	979	7,157
BT Group PLC	8,906	18,892
Bunzl PLC	360	9,325
Burberry Group PLC	441	11,353
Centrica PLC	6,264	7,005
Coca-Cola European Partners PLC	200	10,522
Compass Group PLC	1,676	41,469
Croda International PLC	135	8,869
Diageo PLC	2,493	98,917
DS Smith PLC	1,404	6,306
easyJet PLC	288	5,288
Experian PLC	960	33,370
GlaxoSmithKline PLC	5,278	124,121
Halma PLC	401	11,138
HSBC Holdings PLC	21,438	155,936
Informa PLC	1,324	13,523
InterContinental Hotels Group PLC	181	11,179
Intertek Group PLC	171	12,984
ITV PLC	3,897	6,956
J Sainsbury PLC	2,286	6,099
Johnson Matthey PLC	207	7,108
Kingfisher PLC	2,277	6,123
Land Securities Group PLC	747	9,236
Legal & General Group PLC	6,309	25,407
Liberty Global PLC, Class A*	150	3,078
Liberty Global PLC, Class C*	439	8,552
Lloyds Banking Group PLC	74,049	55,434
London Stock Exchange Group PLC	370	38,219
Marks & Spencer Group PLC	2,106	4,886
Mondi PLC	514	10,475
National Grid PLC	3,672	48,685
Next PLC	135	12,265
Pearson PLC	846	6,339
Prudential PLC	2,746	48,939
Reckitt Benckiser Group PLC	749	62,014
RELX PLC	2,054	54,504
Rentokil Initial PLC	1,953	12,023
Royal Bank of Scotland Group PLC	4,856	13,974
Sage Group PLC (The)	1,094	10,649
Schroders PLC	135	5,718
Segro PLC	1,152	13,828
Severn Trent PLC	252	8,567
Smith & Nephew PLC	926	22,295
Spirax-Sarco Engineering PLC	78	9,171
Standard Chartered PLC	3,382	28,131
Standard Life Aberdeen PLC	2,356	9,364
Taylor Wimpey PLC	3,429	9,723
TechnipFMC PLC	450	7,429
Unilever NV	1,540	89,939
Unilever PLC	1,167	69,741
United Utilities Group PLC	721	9,633
Vodafone Group PLC	28,319	55,734
Weir Group PLC (The)	279	4,958
Whitbread PLC	142	8,367
Wm Morrison Supermarkets PLC	2,502	6,001

Schedules of Investments ─ IQ Candriam ESG International Equity ETF (continued)

January 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
WPP PLC	1,311	$16,331

Total United Kingdom		1,652,899

United States - 0.2%
Ferguson PLC	241	21,609

Total Common Stocks
(Cost $11,278,449)		11,050,775

Preferred Stocks — 0.3%
Germany - 0.3%
Bayerische Motoren Werke AG, 6.93%	60	3,351
Henkel AG & Co. KGaA, 1.96%	185	18,849
Sartorius AG, 0.28%	36	8,402

Total Germany		30,602

Total Preferred Stocks
(Cost $30,477)		30,602

Short-Term Investment — 0.2%

Money Market Fund — 0.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.55%(b)
(Cost $18,352)	18,352	18,352
Total Investments — 100.0%
(Cost $11,327,278)		11,099,729
Other Assets and Liabilities, Net — 0.0%(a)		8,717
Net Assets — 100.0%		$11,108,446

		% of
Industry	Value	Net Assets
Financials	$2,206,656	19.9%
Industrials	1,538,889	13.8
Health Care	1,392,778	12.6
Consumer Discretionary	1,352,771	12.1
Consumer Staples	1,226,964	11.1
Information Technology	847,303	7.6
Materials	764,749	6.9
Communication Services	697,640	6.3
Utilities	386,421	3.5
Real Estate	368,055	3.3
Energy	299,151	2.7
Money Market Fund	18,352	0.2
Total Investments	$11,099,729	100.0%
Other Assets and Liabilities, Net	8,717	0.0 (a)
Total Net Assets	$11,108,446	100.0%

*	Non-income producing securities.
‡	May be sold to institutional investors only under Rule 144A or securities offered pursuant to section 4(a)(2) of the Securities Act of 1933, as amended.
(a)	Less than 0.05%.
(b)	Reflects the 1-day yield at January 31, 2020.

Schedules of Investments ─ IQ Candriam ESG International Equity ETF (continued)

January 31, 2020 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(c)
Common Stocks
Australia	$930,523	$–	$–	$930,523
Austria	25,966	–	–	25,966
Belgium	56,986	–	–	56,986
Chile	3,999	–	–	3,999
China	66,583	–	–	66,583
Colombia	4,677	–	–	4,677
Denmark	265,723	–	–	265,723
Finland	158,574	–	–	158,574
France	1,266,407	–	–	1,266,407
Germany	961,567	–	–	961,567
Hong Kong	326,562	–	–	326,562
Ireland	49,351	–	–	49,351
Israel	44,722	–	–	44,722
Italy	271,453	–	–	271,453
Japan	2,510,814	–	–	2,510,814
Mexico	1,729	–	–	1,729
Netherlands	359,266	–	–	359,266
New Zealand	24,353	–	–	24,353
Norway	92,053	–	–	92,053
Portugal	16,487	–	–	16,487
Singapore	169,335	–	–	169,335
South Africa	3,979	–	–	3,979
Spain	352,890	–	–	352,890
Sweden	361,783	–	–	361,783
Switzerland	1,050,485	–	–	1,050,485
United Kingdom	1,652,899	–	–	1,652,899
United States	21,609	–	–	21,609
Total Common Stocks	11,050,775	–	–	11,050,775
Preferred Stocks
Germany	30,602	–	–	30,602
Short-Term Investment:
Money Market Fund	18,352	–	–	18,352
Total Investments in Securities	$11,099,729	$–	$–	$11,099,729

(c)	For a complete listing of investments and their countries, see the Schedules of Investments.